Short-Term Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Short-Term Borrowings [Abstract]
Schedule Of Short-Term Borrowings

	At March 31,	At December 31,
	2020	2019
Total credit facility borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	-	(46)
Credit facility outstanding (b)	-	-
Letters of credit outstanding (c)	(9)	(10)
Available unused credit	$1,991	$1,944

____________

a)	The weighted average interest rate for commercial paper was 1.84% at December 31, 2019.
b)	At March 31, 2020, the applicable interest rate for any outstanding borrowings was LIBOR plus 1.00%.
c)	The interest rate on outstanding letters of credit at both March 31, 2020 and December 31, 2019 was 1.20% based on our credit ratings.

	At December 31,
	2019	2018
Total credit facility borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	(46)	(813)
Credit facility outstanding (b)	-	-
Letters of credit outstanding (c)	(10)	(9)
Available unused credit	$1,944	$1,178

____________

a)	The weighted average interest rate for commercial paper was 1.84% and 2.74% at December 31, 2019 and December 31, 2018, respectively.
b)	At December 31, 2019, the applicable interest rate for any outstanding borrowings would have been LIBOR plus 1.00%.
c)	Interest rates on outstanding letters of credit at December 31, 2019 and December 31, 2018 were 1.2% based on our credit ratings.